Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2023 CNY (¥)		Aug. 31, 2023 USD ($)	Aug. 21, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)		Aug. 31, 2021 CNY (¥)
Cash flows from operating activities
Net loss for the year		¥ (386,823)		$ (53,295)		¥ (703,537)		¥ (165,803)
Adjustments to reconcile net cash flows from operating activities:
Depreciation		69,003		9,507		98,120		188,831
Amortization of land use rights								2,127
Amortization of intangible assets		14,916		2,055		17,814		30,781
Noncash lease expense		123,383		16,999		132,392		251,360
Impairment loss on property and equipment		12,891		1,776		6,586
Impairment loss on operating lease right-of-use assets						8,861		15,575
Impairment loss on the long-term investment		2,613		360
Impairment loss on intangible assets		2,052		283	¥ 2,052	113,385
Impairment loss on goodwill		207,830	[1]	28,633		419,805	[2]	84,730
Gain on lease early termination		(28,688)		(3,952)		(17,022)
Provision/(reversal) of current expected credit losses		12,054		1,661		(5,835)		7,077
Finance costs		344		47		19,853		15,746
Loss/(gain) on disposal of property and equipment		(14,571)		(2,008)		582		187
Share of equity in loss of unconsolidated affiliates*	[3]	339		47		39,747		1,218
Share-based compensation						(816)		1,865
Loss on deconsolidation of Affected Entities	[4]							261,267
Investment (income)/loss		1,464		202		(83,787)
Deferred income taxes		108,110		14,895		(33,535)		(44,342)
Fair value change of contingent consideration payable for Leti acquisition		(11,541)		(1,590)
Changes in operating assets and liabilities and other, net:
Accounts receivable		521		72		27,279		(37,966)
Inventories		1,378		189		710		(2,736)
Amounts due from related parties		5,376		741		(12,361)		897
Other receivables, deposits and other assets		(2,491)		(343)		(36,650)		(2,194)
Accounts payable		(1,496)		(206)		36,857		997
Amounts due to related parties		10,289		1,418		86,533		(2,349)
Accrued expenses and other current liabilities		(25,923)		(3,572)		74,936		220,334
Contract liabilities		(13,740)		(1,893)		114,800		162,810
Refund liabilities		(2,945)		(406)		(11,845)		(70,712)
Other assets and liabilities		37,508		5,168		(132,071)		(20,677)
Operating lease liabilities		(99,592)		(13,721)		(113,628)		(200,215)
Net cash provided by operating activities		22,261		3,067		47,173		698,808
Cash flows from investing activities
Purchase of short-term investments						(2,337,000)		(3,892,690)
Proceed from redemption of short-term investments upon maturity						1,536,494		3,905,707
Additions of property and equipment and intangible assets		(79,375)		(10,935)		(89,644)		(158,673)
Proceeds from sale of property and equipment		26,445		3,643		2,949		2,189
Acquisition of subsidiaries, net of cash acquired of RMB 164, RMB nil and RMB nil in 2021, 2022 and 2023, respectively								(1,755)
Payment for an equity method investment								(1,134)
Disposal of a subsidiary, net of cash disposed of RMB nil, RMB nil and RMB 19 in 2021, 2022 and 2023, respectively		(19)		(3)
Net cash outflow from loss of control of Affected Entities	[4]							(2,912,290)
Purchase of long-term investments						(5,000)		(21,890)
Proceed from redemption of long-term investment								1,500
Proceeds from loan receivable						55,432
Net cash used in investing activities		(52,949)		(7,295)		(836,769)		(3,079,036)
Cash flows from financing activities
Payments for purchase of non-controlling interest		(27,763)		(3,825)		(43,582)		(16,670)
Advances from related parties						1,806,663
Repayments for advances from related parties		(41,563)		(5,725)
Proceeds from related party loan						480,000
Repayment for related party loan						(480,000)
Repurchase of ordinary shares						(9,245)		(24,628)
Dividend to shareholders								(92,554)
Dividend to non-controlling interests		(58,304)		(8,033)		(27,473)		(17,697)
Proceeds from bank loans						629,008		1,047,188
Repayment for bank loans		(171,929)		(23,688)		(1,221,799)		(1,228,550)
Repurchase of bonds						(394,756)		(80,174)
Redemption of bonds						(1,513,460)
Capital injection from non-controlling interests		765		105		7,160		1,370
Proceeds from promissory note						877,487
Net cash (used in)/provided by financing activities		(298,794)		(41,166)		101,383		(446,534)
Net decrease in cash and cash equivalents, and restricted cash		(329,482)		(45,394)		(688,213)		(2,826,762)
Cash and cash equivalents and restricted cash at beginning of the year		857,784		118,181	¥ 857,784	1,515,163		4,423,937
Effect of exchange rate changes on cash and cash equivalents and restricted cash		38,934		5,364		30,834		(82,012)
Cash and cash equivalents and restricted cash at end of the year		567,236		78,151		857,784		1,515,163
Supplemental disclosure of cash flow information:
Income tax paid		65,993		9,092		153,821		68,602
Non-cash investing and financing activities:
Accounts payable balance for acquisition of property and equipment		(6,812)		(939)		(5,205)		(14,668)
Amounts due to related parties balance for acquisition of property and equipment		(497)		(69)		(512)		(19,519)
Other receivables, deposits and other assets balance for disposal of property and equipment		25,256		3,480
Right-of-use assets obtained in exchange for the new operating lease liabilities		30,165		4,156		86,116		179,968
Decrease of Right-of-use assets for early termination		23,380		3,221		55,908		23,815
Decrease of amount due to related parties by offsetting with short-term investments (Note 18)						884,293
Increase of amount due from related parties from disposal of property and equipment (Note 18)						57,998
Chengdu Yinzhe
Adjustments to reconcile net cash flows from operating activities:
Impairment loss on goodwill		39,840						33,369
Cash flows from financing activities
Payment for acquisition								(22,579)
Leti
Cash flows from financing activities
Payment for acquisition						(2,500)
Linstitute
Cash flows from financing activities
Payment for acquisition						¥ (6,120)		¥ (12,240)

[1]

For the year ended August 31, 2023, the Group performed impairment test of its goodwill. The Group has determined that based on the underperformance, the market conditions and other factors, it was more likely than not that there were indications of impairment for Can-achieve, Chengdu Yinzhe, Hangzhou Impression and Leti reporting units. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Can-achieve, Chengdu Yinzhe, Hangzhou Impression and Leti reporting units exceeded their respective fair value. Accordingly, the Group recorded RMB 116,755, RMB 39,840, RMB 30,361 and RMB 20,874 as impairment loss on goodwill of Can-achieve, Chengdu Yinzhe, Hangzhou Impression and Leti reporting units on the consolidated statement of operations for the year ended August 31, 2023, respectively. The key assumptions used in the annual goodwill impairment assessment for these reporting units are a discount rate of 17.5% (Can-achieve); 18.0% (Chengdu Yinzhe); 16.5% (Hangzhou Impression); 25.0% (Leti); a terminal growth rate of 2.0% (Can-achieve); 2.0% (Chengdu Yinzhe); 2.0% (Hangzhou Impression); 2.0% (Leti); and forecasts future revenues. The impairment is recorded in complementary education services reportable segment.

Furthermore, based on the result of the Group’s annual goodwill impairment performed as of August 31, 2023, it is determined that the carrying amount of the Overseas Schools reporting unit did not exceed its fair value, therefore, no impairment loss was recorded. In the Group’s 2023 annual goodwill impairment assessment for the Overseas Schools reporting unit, the key assumptions used are a discount rate of 15.0% (2022: 15.0%), a terminal growth rate of 2.0% (2022: 2.3%) and forecast future revenue.

[2]

For each of the years ended August 31, 2021 and 2022, the Company performed impairment test of its goodwill.

For the year ended August 31, 2021, the Group has determined that based on the underperformance of Elan reporting unit, market conditions and other factors including the adverse impacts from the regulations on after-school tutoring promulgated by the General Office of State Council and the General Office of Central Committee of the Communist Party of China in the fiscal year 2021, it was more likely than not that there were indications of impairment. Furthermore, the Group also has determined that based on the underperformance of the Chengdu Yinzhe reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Elan and Chengdu Yinzhe reporting unit exceeded their respective fair values. Accordingly, the Group recorded RMB 51,361 and RMB 33,369 as impairment loss on goodwill of Elan and Chengdu Yinzhe on the consolidated statement of operations for the year ended August 31, 2021, respectively. The impairment is recorded in complementary education services reportable segment.

Based on the results of the Group’s annual goodwill impairment assessment performed as of August 31, 2022 for all of reporting units, it is determined that the carrying amounts of the Group’s goodwill reporting units did not exceed their respective fair values and, therefore, no impairment existed, except for the Overseas Schools reporting unit. The Group has determined that based on the underperformance of the Overseas Schools reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of the Overseas Schools reporting unit exceeded its fair value. Accordingly, the Group recorded RMB 419,805 as impairment loss on goodwill on the consolidated statement of operations for the year ended August 31, 2022. The impairment is recorded in Overseas Schools reportable segment.

[3]	This amount included share of equity in loss of unconsolidated affiliates in discontinued operation.
[4]	The Affected Entities refer to the schools and entities been affected by the Implementation Rules and consequently deconsolidated on August 31, 2021. They became the related parties of the Company since September 1, 2021.